Goodwill, Software and Other Intangible Assets - Schedule of Carrying Amount of Indefinite-lived Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year	$ 2,592
Balance at end of year	2,742	$ 2,592
Contract-based [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year	116	116
Balance at end of year	116	116
Brand name [member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year	27	24
Impairment	(27)
Adjustments		3
Balance at end of year		27
Indefinite Life Intangible Assets [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year	143	140
Impairment	(27)
Adjustments		3
Balance at end of year	$ 116	$ 143